Allowance for Doubtful Accounts (Details) (Allowance for doubtful accounts, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts
Allowance for Doubtful Accounts
Balance at the beginning of the period	7,822	30,015	19,848
Charged to (write-back against) cost and expenses	416	(20,029)	15,982
Write-off of receivable balances and corresponding provisions	(266)	(2,164)	(5,815)
Balance at the end of the period	7,972	7,822	30,015